Note 5 - Vessels, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	-	-	-
— Additions	38,957	-	38,957
— Depreciation	-	(757)	(757)
Balance, December 31, 2014	38,957	(757)	38,200
— Transferred from Advances for Vessels Acquisitions / Under Construction	63,344	-	63,344
— Depreciation	-	(668)	(668)
— Impairment	(3,081)	-	(3,081)
— Disposals	(66,628)	877	(65,751)
Balance, December 31, 2015	32,592	(548)	32,044